Leases (Tables)	12 Months Ended
Dec. 31, 2024
Lease liabilities [abstract]
Schedule of lease renegotiations

	December 31,
Description	2024	2023

Leases	17,338,698	12,455,827
Leases – Notes	1,356,984	1,030,845
Leases – Convertible to equity	2,683,165	1,659,739
	21,378,847	15,146,411

Current	6,314,221	3,687,392
Non-current	15,064,626	11,459,019

Rollforward of lease liabilities

Description	Average remaining term	Weighted average rate	December 31, 2023	Additions	Modifications	Payments	Interest incurred	Transfers (a)	Write-offs	Foreign currency exchange	December 31, 2024

Lease without purchase option:
Aircraft, engines and simulators	8.0	16.2%	11,567,882	2,605,615	237,065	(2,955,177)	1,890,622	(226,490)	(17,942)	3,256,343	16,357,918
Others	4.8	11.5%	237,254	64,138	2,544	(83,264)	24,350	—	(12,916)	37,780	269,886
Lease with purchase option:
Aircraft, engines and simulators	4.0	14.5%	650,691	—	(8,150)	(188,206)	89,187	—	—	167,372	710,894
Total			12,455,827	2,669,753	231,459	(3,226,647)	2,004,159	(226,490)	(30,858)	3,461,495	17,338,698

Current			3,349,056								4,928,197
Non-current			9,106,771								12,410,501

(a)Transfer balances are between the “Leases” classifications.

Description	Average remaining term	Weighted average rate p.a.	December 31, 2022	Additions	Modifications	Payments	Interest incurred	Transfers (b)	Write-offs	Foreign currency exchange	December 31, 2023

Lease without purchase option:
Aircraft (a)	8.1	16.3%	13,585,810	1,086,943	1,090,251	(2,834,794)	2,209,708	(2,544,154)	(103,107)	(922,775)	11,567,882
Others	4.6	10.3%	185,527	21,763	76,266	(55,934)	19,194	—	—	(9,562)	237,254
Lease with purchase option:
Aircraft (a)	5.0	13.8%	811,496	—	70,806	(192,819)	99,766	(90,815)	—	(47,743)	650,691
Total			14,582,833	1,108,706	1,237,323	(3,083,547)	2,328,668	(2,634,969)	(103,107)	(980,080)	12,455,827

Current			4,025,948								3,349,056
Non-current			10,556,885								9,106,771

(a)Includes aircraft, engines, and simulators.
(b)The balances of the transfers are between the headings “Loans and financing”, “Leases”; “Leases: Notes and Equity”; “Suppliers” and “Other liabilities”.
20.4Leases – Notes

Description	Average remaining term	Weighted average rate p.a.	December 31, 2023	Payments	Interest incurred	Foreign currency exchange	December 31, 2024

Financing with lessors – Notes	5.5	14.8%	1,030,845	(123,703)	161,996	287,846	1,356,984
Total			1,030,845	(123,703)	161,996	287,846	1,356,984

Current			121,948				144,706
Non-current			908,897				1,212,278

Description	Average remaining term	Weighted average rate p.a.	December 31, 2022	Additions	Interest incurred	Transfers (a)	Foreign currency exchange	December 31, 2023

Financing with lessors – Notes	6.5	14.8%	—	11,097	36,292	1,018,404	(34,948)	1,030,845
Total			—	11,097	36,292	1,018,404	(34,948)	1,030,845

Current			—					121,948
Non-current			—					908,897

(a)Transfer balances are between the “Leases” classifications.
20.5Leases – Convertible to equity

Description	Average remaining term	Weighted average rate p.a.	December 31, 2023	Payments	Interest incurred	Transfers (a)	Foreign currency exchange	December 31, 2024

Financing with lessors – Convertible to equity	2.6	14.4%	1,659,739	(61,245)	294,359	226,490	563,822	2,683,165
Total			1,659,739	(61,245)	294,359	226,490	563,822	2,683,165

Current			216,388					1,241,318
Non-current			1,443,351					1,441,847

(a)Transfer balances are between the “Leases” classifications.

Description	Average remaining term	Weighted average rate p.a.	December 31, 2022	Additions	Interest incurred	Transfers (a)	Foreign currency exchange	December 31, 2023

Financing with lessors – Convertible to equity	3.6	14.6%	—	17,270	55,597	1,640,771	(53,899)	1,659,739
Total			—	17,270	55,597	1,640,771	(53,899)	1,659,739

Current			—					216,388
Non-current			—					1,443,351

(a)Transfer balances are between the “Leases” classifications.

Schedule of lease amortization

	December 31,
Description	2024	2023

2024	—	3,570,147
2025	5,219,787	2,851,258
2026	3,935,627	2,615,718
2027	3,473,086	2,226,313
2028	3,095,203	1,987,968
After 2028	13,360,566	7,606,103
Minimum lease payments	29,084,269	20,857,507

Financial charges	(11,745,571)	(8,401,680)

Present value of minimum lease payments	17,338,698	12,455,827

Current	4,928,197	3,349,056
Non-current	12,410,501	9,106,771
20.7Schedule of amortization of leases – Notes

Description	December 31, 2024	December 31, 2023

2024	—	130,432
2025	155,502	103,883
2026	132,873	103,883
2027	132,873	103,883
2028	132,873	103,883
After 2028	1,970,949	1,540,940
Minimum lease payments	2,525,070	2,086,904

Financial charges	(1,168,086)	(1,056,059)

Present value of minimum lease payments	1,356,984	1,030,845

Current	144,706	121,948
Non-current	1,212,278	908,897
20.8Schedule of amortization of leases – Convertible to equity

Description	December 31, 2024	December 31, 2023

2024	—	235,897
2025	1,292,650	726,247
2026	1,058,962	726,247
2027	757,234	490,348
Minimum lease payments	3,108,846	2,178,739

Financial charges	(425,681)	(519,000)

Present value of minimum lease payments	2,683,165	1,659,739

Current	1,241,318	216,388
Non-current	1,441,847	1,443,351

Covenants
As of December 31, 2024, the Company had leases subject to restrictive clauses (“covenants”) related to the level of indebtedness and coverage of debt payments.

Covenant related to:	Indicators for the measurement	Frequency of measurement	Required	Reached

Aircraft financing	Annual	(i) Adjusted debt service coverage ratio (DSCR); and (ii) Financial leverage	(i) equal to or greater than 1.2; and (ii) less than or equal to 5.5.	Waiver
As per the table above, t